Statements Of Changes In Equity (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 2,757,675	$ 2,546,263	$ 2,231,367	$ 2,159,840
Common Stock, Shares, Outstanding (in shares)		44,344,206	44,255,563
Other Comprehensive Income (Loss), Net of Tax	[1]	$ 25,379	$ 114,967	(67,422)
Net Income (Loss) Attributable to Noncontrolling Interest		21	313	328
Net income attributable to Elbit Systems Ltd.'s shareholders		275,448	274,350	237,658
Other Comprehensive Income (Loss), Tax		$ 1,419	$ (6,186)	$ 1,891

[1]	Other comprehensive income (loss), net of tax expenses (tax benefit) in the amounts of $1,419, $(6,186) and $1,891 for the years 2022, 2021 and 2020, respectively.